JPMorgan Fundamental Data Science Small Core ETF
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 94.9%
Aerospace & Defense — 1.6%
AeroVironment, Inc. *	125	39,361
Moog, Inc., Class A	207	42,988
V2X, Inc. *	538	31,252
		113,601
Automobile Components — 2.1%
LCI Industries	454	42,290
Modine Manufacturing Co. *	340	48,334
Visteon Corp.	454	54,417
		145,041
Banks — 10.1%
Amalgamated Financial Corp.	526	14,281
BancFirst Corp.	301	38,061
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	667	28,628
BankUnited, Inc.	1,462	55,790
Business First Bancshares, Inc.	423	9,987
Byline Bancorp, Inc.	393	10,898
Camden National Corp.	774	29,869
City Holding Co.	381	47,194
Enterprise Financial Services Corp.	474	27,482
First Financial Bancorp	2,039	51,485
First Interstate BancSystem, Inc., Class A	1,778	56,665
First Merchants Corp.	1,293	48,746
Heritage Commerce Corp.	2,726	27,069
Independent Bank Corp.	440	13,629
OceanFirst Financial Corp.	1,213	21,312
Old Second Bancorp, Inc.	964	16,663
Pathward Financial, Inc.	258	19,095
Provident Financial Services, Inc.	1,632	31,465
QCR Holdings, Inc.	394	29,802
Simmons First National Corp., Class A	1,482	28,410
TriCo Bancshares	1,133	50,317
WSFS Financial Corp.	1,025	55,278
		712,126
Biotechnology — 7.9%
Akero Therapeutics, Inc. *	268	12,725
Alkermes plc *	1,072	32,160
Amicus Therapeutics, Inc. *	2,995	23,601
Apogee Therapeutics, Inc. *	368	14,621
Arcellx, Inc. *	265	21,757
Arrowhead Pharmaceuticals, Inc. *	266	9,174
Aurinia Pharmaceuticals, Inc. (Canada) *	548	6,055
Biohaven Ltd. *	836	12,548
CRISPR Therapeutics AG (Switzerland) * (a)	136	8,814
Cytokinetics, Inc. *	315	17,312
Disc Medicine, Inc. *	302	19,956
Dyne Therapeutics, Inc. *	1,117	14,130

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
Halozyme Therapeutics, Inc. *	447	32,783
Insmed, Inc. *	271	39,027
Mirum Pharmaceuticals, Inc. *	418	30,644
Nuvalent, Inc., Class A *	269	23,263
Protagonist Therapeutics, Inc. *	416	27,635
REGENXBIO, Inc. *	2,336	22,542
Revolution Medicines, Inc. *	548	25,592
Rhythm Pharmaceuticals, Inc. *	424	42,820
Sionna Therapeutics, Inc. * (a)	584	17,175
TG Therapeutics, Inc. *	218	7,875
Twist Bioscience Corp. *	888	24,988
Vaxcyte, Inc. *	677	24,386
Viking Therapeutics, Inc. * (a)	247	6,491
Xenon Pharmaceuticals, Inc. (Canada) *	901	36,175
		554,249
Broadline Retail — 0.3%
Savers Value Village, Inc. *	1,800	23,850
Building Products — 1.5%
AZZ, Inc.	661	72,135
Griffon Corp.	342	26,043
Janus International Group, Inc. *	974	9,614
		107,792
Capital Markets — 2.5%
Acadian Asset Management, Inc.	282	13,581
Donnelley Financial Solutions, Inc. *	764	39,292
Hamilton Lane, Inc., Class A	205	27,632
Moelis & Co., Class A	368	26,246
StoneX Group, Inc. *	253	25,533
Virtus Investment Partners, Inc.	226	42,947
		175,231
Chemicals — 3.2%
Balchem Corp.	253	37,965
Hawkins, Inc.	296	54,085
HB Fuller Co.	302	17,903
Innospec, Inc.	430	33,179
Orion SA (Germany)	689	5,223
Perimeter Solutions, Inc. *	2,606	58,348
Quaker Chemical Corp.	127	16,732
		223,435
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	793	36,573
UniFirst Corp.	66	11,035
		47,608
Construction & Engineering — 1.6%
MYR Group, Inc. *	226	47,015

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Construction & Engineering — continued
Primoris Services Corp.	415	56,992
Sterling Infrastructure, Inc. *	34	11,549
		115,556
Consumer Finance — 0.8%
Enova International, Inc. *	313	36,023
Upstart Holdings, Inc. *	336	17,069
		53,092
Consumer Staples Distribution & Retail — 1.0%
Chefs' Warehouse, Inc. (The) *	941	54,888
Sprouts Farmers Market, Inc. *	137	14,906
		69,794
Diversified Consumer Services — 1.5%
Driven Brands Holdings, Inc. *	2,841	45,769
Graham Holdings Co., Class B	40	47,092
OneSpaWorld Holdings Ltd. (Bahamas)	731	15,453
		108,314
Diversified REITs — 0.4%
Essential Properties Realty Trust, Inc.	923	27,469
Diversified Telecommunication Services — 0.6%
Bandwidth, Inc., Class A *	713	11,886
Iridium Communications, Inc.	571	9,970
Liberty Latin America Ltd., Class C (Puerto Rico) *	2,392	20,188
		42,044
Electric Utilities — 0.9%
Oklo, Inc. *	173	19,312
Portland General Electric Co.	1,053	46,332
		65,644
Electrical Equipment — 2.6%
Atkore, Inc.	86	5,396
Bloom Energy Corp., Class A *	1,087	91,928
EnerSys	196	22,140
Shoals Technologies Group, Inc., Class A *	2,489	18,443
Thermon Group Holdings, Inc. *	371	9,913
Vicor Corp. *	667	33,163
		180,983
Electronic Equipment, Instruments & Components — 4.7%
Badger Meter, Inc.	119	21,251
Fabrinet (Thailand) *	218	79,487
Knowles Corp. *	2,228	51,935
Plexus Corp. *	220	31,832
Sanmina Corp. *	173	19,914
ScanSource, Inc. *	694	30,529

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
TTM Technologies, Inc. *	1,315	75,744
Vishay Intertechnology, Inc.	1,183	18,100
		328,792
Energy Equipment & Services — 2.2%
Aris Water Solutions, Inc., Class A	917	22,613
Cactus, Inc., Class A	726	28,655
Liberty Energy, Inc.	1,170	14,438
Noble Corp. plc	596	16,855
Schlumberger NV	1,732	59,529
Select Water Solutions, Inc.	1,252	13,384
		155,474
Entertainment — 0.1%
Lionsgate Studios Corp. *	956	6,596
Starz Entertainment Corp.	63	928
		7,524
Financial Services — 2.2%
Enact Holdings, Inc.	728	27,911
Jackson Financial, Inc., Class A	242	24,498
Radian Group, Inc.	1,533	55,525
Remitly Global, Inc. *	1,339	21,826
WEX, Inc. *	151	23,787
		153,547
Food Products — 0.9%
Dole plc	1,020	13,709
Utz Brands, Inc.	2,782	33,801
Vital Farms, Inc. *	453	18,641
		66,151
Gas Utilities — 1.5%
Chesapeake Utilities Corp.	412	55,492
ONE Gas, Inc.	334	27,034
Southwest Gas Holdings, Inc.	312	24,442
		106,968
Ground Transportation — 0.4%
Marten Transport Ltd.	2,551	27,194
Health Care Equipment & Supplies — 3.4%
AtriCure, Inc. *	464	16,356
ICU Medical, Inc. *	323	38,747
Inmode Ltd. *	1,806	26,910
Inogen, Inc. *	1,118	9,134
iRhythm Technologies, Inc. *	377	64,840
Lantheus Holdings, Inc. *	79	4,052
LivaNova plc *	408	21,371
Omnicell, Inc. *	249	7,582
PROCEPT BioRobotics Corp. * (a)	336	11,992

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
QuidelOrtho Corp. *	898	26,446
Utah Medical Products, Inc.	256	16,120
		243,550
Health Care Providers & Services — 1.9%
Concentra Group Holdings Parent, Inc.	1,739	36,397
HealthEquity, Inc. *	503	47,670
Hims & Hers Health, Inc. *	510	28,927
Option Care Health, Inc. *	630	17,489
PACS Group, Inc. *	314	4,311
		134,794
Health Care REITs — 1.0%
CareTrust REIT, Inc.	1,086	37,662
Sabra Health Care REIT, Inc.	1,815	33,832
		71,494
Health Care Technology — 0.3%
Evolent Health, Inc., Class A *	1,653	13,984
Health Catalyst, Inc. *	1,629	4,643
		18,627
Hotel & Resort REITs — 1.5%
RLJ Lodging Trust	1,378	9,922
Ryman Hospitality Properties, Inc.	722	64,684
Sunstone Hotel Investors, Inc.	2,308	21,626
Xenia Hotels & Resorts, Inc.	814	11,168
		107,400
Hotels, Restaurants & Leisure — 2.3%
Accel Entertainment, Inc. *	800	8,856
Bloomin' Brands, Inc.	769	5,514
First Watch Restaurant Group, Inc. *	677	10,588
Hilton Grand Vacations, Inc. *	393	16,431
Life Time Group Holdings, Inc. *	1,877	51,805
Monarch Casino & Resort, Inc.	640	67,738
		160,932
Household Durables — 1.6%
Green Brick Partners, Inc. *	124	9,159
La-Z-Boy, Inc.	406	13,934
M/I Homes, Inc. *	333	48,098
Sonos, Inc. *	1,581	24,980
Tri Pointe Homes, Inc. *	421	14,301
		110,472
Household Products — 0.4%
Spectrum Brands Holdings, Inc.	483	25,372
Industrial REITs — 0.4%
Plymouth Industrial REIT, Inc.	1,164	25,992

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — 1.3%
Oscar Health, Inc., Class A *	1,730	32,749
Palomar Holdings, Inc. *	108	12,609
Safety Insurance Group, Inc.	329	23,257
Selective Insurance Group, Inc.	319	25,861
		94,476
Interactive Media & Services — 0.7%
Angi, Inc. *	341	5,545
Cargurus, Inc. *	685	25,503
IAC, Inc. *	548	18,670
		49,718
IT Services — 0.6%
DigitalOcean Holdings, Inc. *	940	32,111
Unisys Corp. *	2,097	8,178
		40,289
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp. *	664	9,934
CryoPort, Inc. *	713	6,759
		16,693
Machinery — 4.4%
Atmus Filtration Technologies, Inc.	1,335	60,195
Blue Bird Corp. *	270	15,539
Douglas Dynamics, Inc.	963	30,103
Hillman Solutions Corp. *	4,163	38,216
Kadant, Inc.	97	28,865
Mueller Industries, Inc.	416	42,062
SPX Technologies, Inc. *	198	36,983
Watts Water Technologies, Inc., Class A	215	60,045
		312,008
Media — 0.9%
John Wiley & Sons, Inc., Class A	818	33,104
Magnite, Inc. *	1,084	23,610
Thryv Holdings, Inc. *	587	7,079
		63,793
Metals & Mining — 0.5%
Coeur Mining, Inc. *	677	12,700
Commercial Metals Co.	186	10,654
Warrior Met Coal, Inc.	195	12,410
		35,764
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Corp.	1,820	19,856
Multi-Utilities — 0.3%
Unitil Corp.	511	24,456
Office REITs — 0.5%
COPT Defense Properties	1,235	35,889

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 1.9%
CNX Resources Corp. *	1,337	42,944
Core Natural Resources, Inc.	114	9,517
International Seaways, Inc.	316	14,561
Peabody Energy Corp.	374	9,919
SM Energy Co.	1,721	42,973
Teekay Tankers Ltd., Class A (Canada)	314	15,873
		135,787
Passenger Airlines — 0.4%
SkyWest, Inc. *	267	26,866
Personal Care Products — 0.3%
Edgewell Personal Care Co.	1,113	22,661
Pharmaceuticals — 0.9%
ANI Pharmaceuticals, Inc. *	92	8,427
Avadel Pharmaceuticals plc, ADR *	734	11,208
Axsome Therapeutics, Inc. *	87	10,566
Crinetics Pharmaceuticals, Inc. *	447	18,618
Prestige Consumer Healthcare, Inc. *	261	16,287
		65,106
Professional Services — 2.1%
Barrett Business Services, Inc.	379	16,797
Conduent, Inc. *	2,896	8,109
ExlService Holdings, Inc. *	901	39,671
First Advantage Corp. *	1,851	28,487
IBEX Holdings Ltd. *	627	25,406
Verra Mobility Corp. *	1,102	27,219
		145,689
Real Estate Management & Development — 0.6%
Cushman & Wakefield plc *	2,540	40,437
Residential REITs — 0.3%
Centerspace	394	23,207
Retail REITs — 0.7%
Kite Realty Group Trust	2,367	52,784
Semiconductors & Semiconductor Equipment — 4.0%
Credo Technology Group Holding Ltd. *	670	97,559
Penguin Solutions, Inc. *	705	18,527
Power Integrations, Inc.	719	28,911
Rambus, Inc. *	872	90,862
Semtech Corp. *	177	12,647
Synaptics, Inc. *	444	30,343
		278,849
Software — 4.5%
AvePoint, Inc. *	1,069	16,046
BlackLine, Inc. *	908	48,215
Braze, Inc., Class A *	387	11,006

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Clear Secure, Inc., Class A	920	30,710
Clearwater Analytics Holdings, Inc., Class A *	1,177	21,209
Core Scientific, Inc. * (a)	1,356	24,327
D-Wave Quantum, Inc. (Canada) *	157	3,879
Freshworks, Inc., Class A *	3,374	39,712
LiveRamp Holdings, Inc. *	479	13,000
MARA Holdings, Inc. * (a)	534	9,751
Ooma, Inc. *	807	9,676
Qualys, Inc. *	356	47,109
Vertex, Inc., Class A *	562	13,932
Workiva, Inc. *	209	17,991
Zeta Global Holdings Corp., Class A *	612	12,160
		318,723
Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A *	196	16,768
Arhaus, Inc. *	1,815	19,293
Group 1 Automotive, Inc.	130	56,876
Urban Outfitters, Inc. *	347	24,786
Warby Parker, Inc., Class A *	975	26,891
		144,614
Technology Hardware, Storage & Peripherals — 0.3%
IonQ, Inc. * (a)	403	24,785
Textiles, Apparel & Luxury Goods — 1.1%
Kontoor Brands, Inc.	652	52,010
Steven Madden Ltd.	732	24,507
		76,517
Trading Companies & Distributors — 2.0%
Applied Industrial Technologies, Inc.	118	30,804
DNOW, Inc. *	1,391	21,212
McGrath RentCorp	356	41,759
Rush Enterprises, Inc., Class A	855	45,717
		139,492
Total Common Stocks (Cost $5,934,661)		6,698,571
	NO. OF RIGHTS
Rights — 0.0% ^
Biotechnology — 0.0% ^
Blueprint Medicines Corp., CVR ‡ *	205	—
iTeos Therapeutics, Inc., CVR ‡ *	1,360	—
Total Rights (Cost $—)		—

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 6.0%
Investment Companies — 4.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (b) (c) (Cost $318,134)	318,134	318,134
Investment of Cash Collateral from Securities Loaned — 1.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (b) (c) (Cost $102,945)	102,945	102,945
Total Short-Term Investments (Cost $421,079)		421,079
Total Investments — 100.9% (Cost $6,355,740)		7,119,650
Liabilities in Excess of Other Assets — (0.9)%		(64,499)
NET ASSETS — 100.0%		7,055,151

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2025. The total value of securities on loan at September 30, 2025 is $100,033.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2025.
Futures contracts outstanding as of September 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 Micro E-Mini Index	24	12/19/2025	USD	294,684	4,702

Abbreviations
USD	United States Dollar

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$6,698,571	$—	$—	$6,698,571
Rights	—	—	— (a)	— (a)
Short-Term Investments
Investment Companies	318,134	—	—	318,134
Investment of Cash Collateral from Securities Loaned	102,945	—	—	102,945
Total Short-Term Investments	421,079	—	—	421,079
Total Investments in Securities	$7,119,650	$—	$— (a)	$7,119,650
Appreciation in Other Financial Instruments
Futures Contracts	$4,702	$—	$—	$4,702

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (a) (b)	$19,588	$574,835	$491,478	$—	$—	$102,945	102,945	$1,353	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (b)	270,795	155,168	107,829	—	—	318,134	318,134	3,298	—
Total	$290,383	$730,003	$599,307	$—	$—	$421,079		$4,651	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.